Research and development cost	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Research and development cost
27. Research and development cost
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Research and development expenditures incurred during the year	1,090,424	1,124,262	1,241,686
Amount capitalized	(158,246)	(200,512)	(181,634)
Amortization of capitalized development costs	152,542	167,926	164,512

Total	1,084,721	1,091,675	1,224,564